PREPAID LEASES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Prepaid Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Lease expense attributable to future periods is as follows:

Twelve months ending March 31:
2015	$4,516,249
2016	4,516,249
2017	4,516,249
2018	4,516,249
2019	4,516,249
Thereafter	12,432,690
$35,013,935

Lease expense attributable to future periods is as follows:

Twelve months ended September 30:
2015	$3,181,613
2016	3,780,349
2017	3,780,349
2018	3,780,349
2019	3,780,349
Thereafter	8,838,297
$27,141,306